United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Wellington Management Company, LLP
Address:            280 Congress Street
                    Boston, MA 02210


13F File Number:    28-04557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Robert J. Toner
Title:              Vice President
Phone:              (617) 790-7084

Signature, Place, and Date of Signing:
/s/ Robert J. Toner    Boston, MA    May 16, 2011


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     0 (x1000)




List of Other Included Managers:

No.  13F File Number  Name
---  ---------------  -----------------------------------

                                                    FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT          -------VOTING AUTHORITY------
--------NAME OF ISSUER-------- -TITLE OF CLASS- --CUSIP-- -X$1000- -PRN AMT- PRN CALL DISCRTN MANAGERS ---SOLE-- --SHARED- ---NONE--
